FAIR VALUE MEASUREMENT - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
FAIR VALUE MEASUREMENT
Impairment of intangible assets finite-lived	$ 0	$ 0
Impairment of investments	$ 0	$ 0